PORTFOLIO OF INVESTMENTS – as of April 30, 2021 (Unaudited)

Natixis Sustainable Future 2060 Fund

Shares	Description	Value (†)
Common Stocks – 60.1% of Net Assets
	Aerospace & Defense – 1.0%
17	Axon Enterprise, Inc.(a)	$2,577
106	Boeing Co. (The)(a)	24,837
41	General Dynamics Corp.	7,799
3	L3Harris Technologies, Inc.	628
25	Moog, Inc., Class A	2,164
53	Raytheon Technologies Corp.	4,412

		42,417

	Air Freight & Logistics – 0.6%
171	Expeditors International of Washington, Inc.	18,786
29	United Parcel Service, Inc., Class B	5,912

		24,698

	Airlines – 0.2%
11	Alaska Air Group, Inc.(a)	761
58	Delta Air Lines, Inc.(a)	2,721
241	JetBlue Airways Corp.(a)	4,907

		8,389

	Auto Components – 0.2%
7	Aptiv PLC(a)	1,007
15	BorgWarner, Inc.	729
163	Dana, Inc.	4,124
22	Visteon Corp.(a)	2,680

		8,540

	Automobiles – 0.4%
259	General Motors Co.(a)	14,820
23	Thor Industries, Inc.	3,257

		18,077

	Banks – 3.3%
63	Ameris Bancorp	3,408
114	BancorpSouth Bank	3,373
530	Bank of America Corp.	21,481
262	Citigroup, Inc.	18,665
94	Citizens Financial Group, Inc.	4,350
9	Comerica, Inc.	676
55	Cullen/Frost Bankers, Inc.	6,603
34	Fifth Third Bancorp	1,378
199	Fulton Financial Corp.	3,393
55	Huntington Bancshares, Inc.	843
100	International Bancshares Corp.	4,739
128	KeyCorp	2,785
24	M&T Bank Corp.	3,785
149	People’s United Financial, Inc.	2,701
55	PNC Financial Services Group, Inc. (The)	10,282
158	Regions Financial Corp.	3,444

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
91	TCF Financial Corp.	$4,142
49	Texas Capital Bancshares, Inc.(a)	3,363
166	Truist Financial Corp.	9,846
155	Trustmark Corp.	5,024
74	U.S. Bancorp	4,392
95	Webster Financial Corp.	5,027
265	Wells Fargo & Co.	11,938
41	Wintrust Financial Corp.	3,161

		138,799

	Beverages – 1.6%
135	Coca-Cola Co. (The)	7,287
56	Constellation Brands, Inc., Class A	13,458
428	Keurig Dr Pepper, Inc.	15,344
268	Monster Beverage Corp.(a)	26,009
50	PepsiCo, Inc.	7,208

		69,306

	Biotechnology – 1.2%
32	AbbVie, Inc.	3,568
31	Amgen, Inc.	7,429
9	Biogen, Inc.(a)	2,406
74	BioMarin Pharmaceutical, Inc.(a)	5,766
22	Gilead Sciences, Inc.	1,396
15	Ligand Pharmaceuticals, Inc.(a)	2,189
57	Regeneron Pharmaceuticals, Inc.(a)	27,434

		50,188

	Building Products – 0.4%
20	Carrier Global Corp.	871
18	Johnson Controls International PLC	1,122
15	Lennox International, Inc.	5,030
48	Owens Corning	4,647
31	Trex Co., Inc.(a)	3,348

		15,018

	Capital Markets – 4.0%
8	Ameriprise Financial, Inc.	2,067
442	Bank of New York Mellon Corp. (The)	22,047
6	BlackRock, Inc.	4,916
265	Charles Schwab Corp. (The)	18,656
13	CME Group, Inc.	2,626
39	FactSet Research Systems, Inc.	13,113
46	Franklin Resources, Inc.	1,380
42	Goldman Sachs Group, Inc. (The)	14,635
23	Intercontinental Exchange, Inc.	2,707
18	Invesco Ltd.	486
83	Janus Henderson Group PLC	2,854
125	KKR & Co., Inc.	7,072
19	Moody’s Corp.	6,207
18	Morgan Stanley	1,486

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
19	MSCI, Inc.	$9,230
84	Northern Trust Corp.	9,559
27	S&P Global, Inc.	10,541
148	SEI Investments Co.	9,093
283	State Street Corp.	23,758
4	T. Rowe Price Group, Inc.	717
18	Virtus Investment Partners, Inc.	4,922

		168,072

	Chemicals – 0.7%
6	Air Products & Chemicals, Inc.	1,731
17	DuPont de Nemours, Inc.	1,311
7	Ecolab, Inc.	1,569
45	HB Fuller Co.	3,007
31	Innospec, Inc.	3,020
35	Linde PLC	10,004
39	Minerals Technologies, Inc.	3,047
5	PPG Industries, Inc.	856
5	Sherwin-Williams Co. (The)	1,369
22	Stepan Co.	2,875

		28,789

	Commercial Services & Supplies – 0.3%
44	Healthcare Services Group, Inc.	1,318
23	MSA Safety, Inc.	3,697
5	Republic Services, Inc.	531
33	Tetra Tech, Inc.	4,212
9	Waste Management, Inc.	1,242

		11,000

	Communications Equipment – 0.7%
22	Arista Networks, Inc.(a)	6,934
54	Ciena Corp.(a)	2,725
281	Cisco Systems, Inc.	14,306
6	F5 Networks, Inc.(a)	1,121
30	Lumentum Holdings, Inc.(a)	2,551

		27,637

	Construction & Engineering – 0.2%
101	AECOM(a)	6,709

	Consumer Finance – 1.6%
509	Ally Financial, Inc.	26,188
110	American Express Co.	16,868
158	Capital One Financial Corp.	23,555
25	Green Dot Corp., Class A(a)	1,144
24	PROG Holdings, Inc.	1,223

		68,978

	Containers & Packaging – 0.2%
42	Ball Corp.	3,933

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – continued
29	International Paper Co.	$1,682
148	O-I Glass, Inc.(a)	2,440

		8,055

	Distributors – 0.1%
25	Genuine Parts Co.	3,124

	Diversified Telecommunication Services – 0.3%
120	AT&T, Inc.	3,769
715	Lumen Technologies, Inc.	9,174
		12,943
	Electric Utilities – 0.7%
83	American Electric Power Co., Inc.	7,363
133	Edison International	7,907
19	Eversource Energy	1,638
30	IDACORP, Inc.	3,074
119	NextEra Energy, Inc.	9,224
33	PPL Corp.	961

		30,167

	Electrical Equipment – 0.5%
12	Acuity Brands, Inc.	2,226
202	Ballard Power Systems, Inc.(a)	4,418
28	Eaton Corp. PLC	4,002
21	Hubbell, Inc.	4,032
20	Rockwell Automation, Inc.	5,285
31	Sunrun, Inc.(a)	1,519

		21,482

	Electronic Equipment, Instruments & Components – 0.9%
12	Amphenol Corp., Class A	808
57	Avnet, Inc.	2,503
57	Cognex Corp.	4,909
13	Coherent, Inc.(a)	3,380
24	Corning, Inc.	1,061
81	Itron, Inc.(a)	7,285
12	Littelfuse, Inc.	3,183
10	Rogers Corp.(a)	1,958
78	TE Connectivity Ltd.	10,489
101	Vishay Intertechnology, Inc.	2,482

		38,058

	Energy Equipment & Services – 0.4%
427	Archrock, Inc.	3,988
67	Baker Hughes Co.	1,345
68	NOV, Inc.(a)	1,017
371	Schlumberger NV	10,036

		16,386

	Entertainment – 1.3%
25	Activision Blizzard, Inc.	2,280

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – continued
48	Cinemark Holdings, Inc.(a)	$1,018
41	Electronic Arts, Inc.	5,825
26	Netflix, Inc.(a)	13,350
172	Walt Disney Co. (The)(a)	31,995

		54,468

	Food & Staples Retailing – 0.2%
45	BJ’s Wholesale Club Holdings, Inc.(a)	2,010
2	Costco Wholesale Corp.	744
44	Kroger Co. (The)	1,608
138	SpartanNash Co.	2,673
10	Sysco Corp.	847
46	Walgreens Boots Alliance, Inc.	2,443

		10,325

	Food Products – 0.5%
46	Campbell Soup Co.	2,197
15	Conagra Brands, Inc.	557
54	Darling Ingredients, Inc.(a)	3,750
34	General Mills, Inc.	2,069
59	Hain Celestial Group, Inc. (The)(a)	2,420
51	Hormel Foods Corp.	2,356
30	Ingredion, Inc.	2,802
11	J.M. Smucker Co. (The)	1,441
15	Kellogg Co.	936
8	McCormick & Co., Inc.	723

		19,251

	Gas Utilities – 0.2%
61	New Jersey Resources Corp.	2,559
34	ONE Gas, Inc.	2,736
62	South Jersey Industries, Inc.	1,534
73	UGI Corp.	3,191

		10,020

	Health Care Equipment & Supplies – 1.0%
31	Abbott Laboratories	3,723
7	Baxter International, Inc.	600
5	Becton Dickinson & Co.	1,244
26	Boston Scientific Corp.(a)	1,134
5	Cooper Cos., Inc. (The)	2,054
11	Danaher Corp.	2,793
13	DENTSPLY SIRONA, Inc.	878
34	Edwards Lifesciences Corp.(a)	3,248
32	Globus Medical, Inc., Class A(a)	2,297
17	Haemonetics Corp.(a)	1,143
29	Hill-Rom Holdings, Inc.	3,196
15	Hologic, Inc.(a)	983
7	Intuitive Surgical, Inc.(a)	6,055
24	Medtronic PLC	3,142
69	Meridian Bioscience, Inc.(a)	1,351

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
22	Merit Medical Systems, Inc.(a)	$1,399
15	Penumbra, Inc.(a)	4,590
9	Quidel Corp.(a)	943
4	STERIS PLC	844
5	Stryker Corp.	1,313

		42,930

	Health Care Providers & Services – 2.1%
11	Amedisys, Inc.(a)	2,968
15	Anthem, Inc.	5,691
87	Centene Corp.(a)	5,371
7	Chemed Corp.	3,336
19	Cigna Corp.	4,731
117	CVS Health Corp.	8,939
29	Encompass Health Corp.	2,461
95	HCA Healthcare, Inc.	19,101
18	Henry Schein, Inc.(a)	1,305
38	Humana, Inc.	16,919
15	Laboratory Corp. of America Holdings(a)	3,988
118	MEDNAX, Inc.(a)	3,106
50	Patterson Cos., Inc.	1,607
23	Quest Diagnostics, Inc.	3,033
17	UnitedHealth Group, Inc.	6,780

		89,336

	Health Care Technology – 0.3%
107	Allscripts Healthcare Solutions, Inc.(a)	1,665
137	Cerner Corp.	10,282

		11,947

	Hotels, Restaurants & Leisure – 2.2%
7	Booking Holdings, Inc.(a)	17,263
1	Chipotle Mexican Grill, Inc.(a)	1,492
28	Dine Brands Global, Inc.(a)	2,706
5	Expedia Group, Inc.(a)	881
98	Hilton Worldwide Holdings, Inc.(a)	12,613
35	Jack in the Box, Inc.	4,223
329	MGM Resorts International	13,397
11	Royal Caribbean Cruises Ltd.(a)	957
39	Shake Shack, Inc., Class A(a)	4,241
143	Starbucks Corp.	16,372
116	Wendy’s Co. (The)	2,618
148	Yum China Holdings, Inc.	9,312
47	Yum! Brands, Inc.	5,617

		91,692

	Household Durables – 0.4%
90	KB Home	4,341
68	Meritage Homes Corp.(a)	7,234
8	Mohawk Industries, Inc.(a)	1,644

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – continued
123	Taylor Morrison Home Corp.(a)	$3,839

		17,058

	Household Products – 0.5%
4	Clorox Co. (The)	730
140	Colgate-Palmolive Co.	11,298
74	Kimberly-Clark Corp.	9,866

		21,894

	Independent Power & Renewable Electricity Producers – 0.4%
48	AES Corp. (The)	1,335
62	Boralex, Inc., Class A	2,050
107	NextEra Energy Partners LP	7,977
42	Ormat Technologies, Inc.	3,041
63	Sunnova Energy International, Inc.(a)	2,225

		16,628

	Industrial Conglomerates – 0.4%
15	Carlisle Cos., Inc.	2,875
908	General Electric Co.	11,913
6	Honeywell International, Inc.	1,338

		16,126

	Insurance – 1.9%
16	Aflac, Inc.	860
26	Allstate Corp. (The)	3,297
274	American International Group, Inc.	13,275
46	Chubb Ltd.	7,893
53	First American Financial Corp.	3,419
20	Hanover Insurance Group, Inc. (The)	2,766
79	Hartford Financial Services Group, Inc. (The)	5,211
9	Lincoln National Corp.	577
29	Marsh & McLennan Cos., Inc.	3,935
183	MetLife, Inc.	11,644
42	Prudential Financial, Inc.	4,215
136	Reinsurance Group of America, Inc.	17,752
22	Travelers Cos., Inc. (The)	3,403

		78,247

	Interactive Media & Services – 3.1%
15	Alphabet, Inc., Class A(a)	35,303
17	Alphabet, Inc., Class C(a)	40,972
167	Facebook, Inc., Class A(a)	54,288

		130,563

	Internet & Direct Marketing Retail – 2.2%
110	Alibaba Group Holding Ltd., Sponsored ADR(a)	25,405
12	Amazon.com, Inc.(a)	41,609
354	eBay, Inc.	19,750
4	Etsy, Inc.(a)	795

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Direct Marketing Retail – continued
378	Qurate Retail, Inc., Class A	$4,498

		92,057

	IT Services – 3.3%
33	Accenture PLC, Class A	9,569
68	Akamai Technologies, Inc.(a)	7,392
89	Automatic Data Processing, Inc.	16,642
35	Cognizant Technology Solutions Corp., Class A	2,814
365	DXC Technology Co.(a)	12,012
100	Fiserv, Inc.(a)	12,012
63	Gartner, Inc.(a)	12,341
53	MasterCard, Inc., Class A	20,249
19	Paychex, Inc.	1,852
10	VeriSign, Inc.(a)	2,188
162	Visa, Inc., Class A	37,837
16	WEX, Inc.(a)	3,283

		138,191

	Leisure Products – 0.0%
65	Callaway Golf Co.	1,882

	Life Sciences Tools & Services – 0.8%
14	Agilent Technologies, Inc.	1,871
10	Bio-Techne Corp.	4,275
38	Illumina, Inc.(a)	14,928
63	NeoGenomics, Inc.(a)	3,086
28	Repligen Corp.(a)	5,928
7	Thermo Fisher Scientific, Inc.	3,292
5	Waters Corp.(a)	1,499

		34,879

	Machinery – 2.5%
37	AGCO Corp.	5,399
98	Caterpillar, Inc.	22,355
22	Chart Industries, Inc.(a)	3,534
36	Cummins, Inc.	9,073
100	Deere & Co.	37,085
9	Illinois Tool Works, Inc.	2,074
50	ITT, Inc.	4,715
66	Kennametal, Inc.	2,651
40	Oshkosh Corp.	4,977
11	Parker-Hannifin Corp.	3,452
11	Proto Labs, Inc.(a)	1,233
47	Terex Corp.	2,209
44	Toro Co. (The)	5,042

		103,799

	Media – 1.4%
3	Cable One, Inc.	5,370
23	Charter Communications, Inc., Class A(a)	15,489
453	Comcast Corp., Class A	25,436

Shares	Description	Value (†)
Common Stocks – continued
	Media – continued
68	Discovery, Inc., Series A(a)	$2,561
21	Discovery, Inc., Series C(a)	678
42	Fox Corp., Class A	1,572
33	Interpublic Group of Cos., Inc. (The)	1,048
57	New York Times Co. (The), Class A	2,588
41	News Corp., Class A	1,074
49	Omnicom Group, Inc.	4,031

		59,847

	Metals & Mining – 0.4%
166	Cleveland-Cliffs, Inc.(a)	2,965
92	Commercial Metals Co.	2,688
10	Nucor Corp.	823
38	Reliance Steel & Aluminum Co.	6,092
25	Royal Gold, Inc.	2,796

		15,364

	Multi-Utilities – 0.3%
50	Consolidated Edison, Inc.	3,870
19	DTE Energy Co.	2,660
22	Sempra Energy	3,027
11	WEC Energy Group, Inc.	1,069

		10,626

	Multiline Retail – 0.2%
234	Macy’s, Inc.(a)	3,880
28	Target Corp.	5,803

		9,683

	Oil, Gas & Consumable Fuels – 1.4%
550	APA Corp.	11,000
97	ConocoPhillips	4,961
58	Devon Energy Corp.	1,356
99	Diamondback Energy, Inc.	8,091
231	EOG Resources, Inc.	17,011
88	EQT Corp.(a)	1,681
130	Kinder Morgan, Inc.	2,216
264	Marathon Oil Corp.	2,973
50	ONEOK, Inc.	2,617
264	Southwestern Energy Co.(a)	1,127
36	Valero Energy Corp.	2,662
45	World Fuel Services Corp.	1,392

		57,087

	Paper & Forest Products – 0.1%
68	Louisiana-Pacific Corp.	4,480

	Personal Products – 0.0%
2	Estee Lauder Cos., Inc. (The), Class A	628

	Pharmaceuticals – 1.3%
40	Bristol-Myers Squibb Co.	2,497

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
15	Eli Lilly & Co.	$2,741
22	Jazz Pharmaceuticals PLC(a)	3,617
133	Merck & Co., Inc.	9,908
166	Novartis AG, Sponsored ADR	14,150
68	Novo Nordisk A/S, Sponsored ADR	5,029
22	Perrigo Co. PLC	916
102	Pfizer, Inc.	3,942
283	Roche Holding AG, Sponsored ADR	11,521
5	Zoetis, Inc.	865

		55,186

	Professional Services – 0.3%
40	Exponent, Inc.	3,853
6	IHS Markit Ltd.	646
14	Insperity, Inc.	1,226
43	Korn Ferry	2,919
24	ManpowerGroup, Inc.	2,901
28	Nielsen Holdings PLC	718

		12,263

	Real Estate Management & Development – 0.2%
76	CBRE Group, Inc., Class A(a)	6,475
21	Jones Lang LaSalle, Inc.(a)	3,946

		10,421

	REITs - Apartments – 0.3%
74	American Campus Communities, Inc.	3,346
49	Camden Property Trust	5,903
19	Equity Residential	1,410

		10,659

	REITs - Diversified – 0.3%
28	American Tower Corp.	7,134
4	Crown Castle International Corp.	756
36	CyrusOne, Inc.	2,622
37	Weyerhaeuser Co.	1,434

		11,946

	REITs - Health Care – 0.0%
22	Ventas, Inc.	1,220
10	Welltower, Inc.	750

		1,970

	REITs - Hotels – 0.1%
68	Host Hotels & Resorts, Inc.(a)	1,235
215	Park Hotels & Resorts, Inc.(a)	4,797

		6,032

	REITs - Mortgage – 0.1%
113	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,921

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Office Property – 0.4%
4	Boston Properties, Inc.	$437
113	Corporate Office Properties Trust	3,169
125	Douglas Emmett, Inc.	4,193
166	Easterly Government Properties, Inc.	3,557
56	Kilroy Realty Corp.	3,838

		15,194

	REITs - Shopping Centers – 0.2%
296	Brixmor Property Group, Inc.	6,613

	REITs - Storage – 0.0%
20	Iron Mountain, Inc.	802

	REITs - Warehouse/Industrials – 0.1%
47	ProLogis, Inc.	5,477

	Road & Rail – 0.3%
18	CSX Corp.	1,814
24	Norfolk Southern Corp.	6,702
32	Ryder System, Inc.	2,555
16	Union Pacific Corp.	3,553

		14,624

	Semiconductors & Semiconductor Equipment – 2.8%
25	Advanced Micro Devices, Inc.(a)	2,041
15	Analog Devices, Inc.	2,297
21	Applied Materials, Inc.	2,787
42	Cirrus Logic, Inc.(a)	3,125
79	Cree, Inc.(a)	7,854
26	Enphase Energy, Inc.(a)	3,621
99	First Solar, Inc.(a)	7,576
58	Ichor Holdings Ltd.(a)	3,235
111	Intel Corp.	6,386
3	Lam Research Corp.	1,861
24	Micron Technology, Inc.(a)	2,066
71	NVIDIA Corp.	42,627
4	NXP Semiconductors NV	770
117	QUALCOMM, Inc.	16,240
32	Silicon Laboratories, Inc.(a)	4,510
45	Texas Instruments, Inc.	8,123
18	Universal Display Corp.	4,026
5	Xilinx, Inc.	640

		119,785

	Software – 4.1%
20	Adobe, Inc.(a)	10,167
20	ANSYS, Inc.(a)	7,313
98	Autodesk, Inc.(a)	28,607
26	Blackbaud, Inc.(a)	1,849
31	Bottomline Technologies, Inc.(a)	1,505
6	Citrix Systems, Inc.	743
11	Fair Isaac Corp.(a)	5,736

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
124	Microsoft Corp.	$31,270
31	NortonLifeLock, Inc.	670
381	Oracle Corp.	28,876
21	Paylocity Holding Corp.(a)	4,058
30	PTC, Inc.(a)	3,928
22	Qualys, Inc.(a)	2,230
92	salesforce.com, Inc.(a)	21,190
34	SPS Commerce, Inc.(a)	3,483
91	Workday, Inc., Class A(a)	22,477

		174,102

	Specialty Retail – 1.1%
70	American Eagle Outfitters, Inc.	2,420
26	Asbury Automotive Group, Inc.(a)	5,164
1	AutoZone, Inc.(a)	1,464
16	Best Buy Co., Inc.	1,860
14	Five Below, Inc.(a)	2,818
10	GameStop Corp., Class A(a)	1,736
34	Gap, Inc. (The)	1,125
44	Home Depot, Inc. (The)	14,241
16	Lithia Motors, Inc., Class A	6,150
10	Lowe’s Cos., Inc.	1,963
19	Monro, Inc.	1,341
10	TJX Cos., Inc. (The)	710
5	Ulta Beauty, Inc.(a)	1,647
26	Williams-Sonoma, Inc.	4,440

		47,079

	Technology Hardware, Storage & Peripherals – 0.7%
721	Hewlett Packard Enterprise Co.	11,550
433	HP, Inc.	14,770
72	NCR Corp.(a)	3,294
13	Seagate Technology PLC	1,207

		30,821

	Textiles, Apparel & Luxury Goods – 0.6%
16	Deckers Outdoor Corp.(a)	5,411
516	Under Armour, Inc., Class A(a)	12,544
45	VF Corp.	3,945
65	Wolverine World Wide, Inc.	2,712

		24,612

	Thrifts & Mortgage Finance – 0.1%
92	Mr. Cooper Group, Inc.(a)	3,172
243	New York Community Bancorp, Inc.	2,906

		6,078

	Trading Companies & Distributors – 0.0%
21	GATX Corp.	2,052

Shares	Description	Value (†)
Common Stocks – continued
	Water Utilities – 0.3%
26	American Water Works Co., Inc.	$4,056
161	Essential Utilities, Inc.	7,588

		11,644

	Wireless Telecommunication Services – 0.2%
43	Shenandoah Telecommunications Co.	2,032
39	T-Mobile US, Inc.(a)	5,153

		7,185

	Total Common Stocks (Identified Cost $1,973,376)	2,536,306

Principal Amount
Bonds and Notes – 3.9%
	Automotive – 0.1%
$ 2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,237

	Banking – 0.6%
2,000	American Express Co., 3.700%, 8/03/2023	2,144
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,040
1,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	1,088
1,000	Citigroup, Inc., 4.600%, 3/09/2026	1,143
1,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	1,028
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	1,000
4,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	4,271
2,000	KeyCorp, MTN, 2.550%, 10/01/2029	2,052
1,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	1,153
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,128
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,118
2,000	Truist Bank, 3.200%, 4/01/2024	2,148
2,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	2,147
2,000	Westpac Banking Corp., 2.350%, 2/19/2025	2,104

		26,564

	Brokerage – 0.1%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	2,061

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Brokerage – continued
$ 2,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	$1,878

		3,939

	Cable Satellite – 0.1%
2,000	Comcast Corp., 3.000%, 2/01/2024	2,137

	Construction Machinery – 0.0%
2,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	2,014

	Consumer Cyclical Services – 0.0%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,052

	Electric – 0.3%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,164
2,000	Entergy Corp., 0.900%, 9/15/2025	1,964
2,000	Exelon Corp., 4.050%, 4/15/2030	2,247
2,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	1,978
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,168

		10,521

	Financial Other – 0.1%
2,000	ORIX Corp., 2.900%, 7/18/2022	2,058

	Food & Beverage – 0.2%
2,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	2,009
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,216
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,065

		6,290

	Government Owned - No Guarantee – 0.1%
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	2,858

	Health Insurance – 0.1%
1,000	Anthem, Inc., 4.101%, 3/01/2028	1,129
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,358

		2,487

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Healthcare – 0.1%
$ 3,000	CVS Health Corp., 4.300%, 3/25/2028	$3,413
2,000	McKesson Corp., 3.950%, 2/16/2028	2,256

		5,669

	Independent Energy – 0.0%
2,000	EQT Corp., 3.000%, 10/01/2022	2,036

	Integrated Energy – 0.1%
1,000	BP Capital Markets PLC, 3.814%, 2/10/2024	1,090
2,000	Exxon Mobil Corp., 2.992%, 3/19/2025	2,153
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,444

		4,687

	Midstream – 0.0%
1,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	1,081

	Mortgage Related – 0.5%
5,907	FNMA, 2.500%, 2/01/2051	6,135
8,806	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	9,258
2,642	FNMA, 3.500%, with various maturities in 2049(b)	2,809
511	FNMA, 4.000%, 3/01/2050	548
751	FNMA, 4.500%, 5/01/2049	819

		19,569

	Natural Gas – 0.0%
2,000	NiSource, Inc., 0.950%, 8/15/2025	1,976

	Pharmaceuticals – 0.0%
1,000	Johnson & Johnson, 1.300%, 9/01/2030	947

	Property & Casualty Insurance – 0.1%
2,000	American International Group, Inc., 3.400%, 6/30/2030	2,137

	Railroads – 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	2,123

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	REITs - Office Property – 0.0%
$ 1,000	Boston Properties LP, 2.750%, 10/01/2026	$1,063

	Restaurants – 0.0%
2,000	Starbucks Corp., 2.250%, 3/12/2030	1,983

	Technology – 0.2%
2,000	Apple, Inc., 2.500%, 2/09/2025	2,130
1,000	International Business Machines Corp., 4.000%, 6/20/2042	1,139
2,000	Oracle Corp., 2.950%, 5/15/2025	2,136
2,000	QUALCOMM, Inc., 1.650%, 5/20/2032	1,867
2,000	VMware, Inc., 2.950%, 8/21/2022	2,060

		9,332

	Treasuries – 1.1%
1,000	U.S. Treasury Bond, 2.500%, 5/15/2046	1,042
4,000	U.S. Treasury Bond, 2.875%, 11/15/2046	4,464
6,000	U.S. Treasury Bond, 3.000%, 5/15/2045	6,830
1,000	U.S. Treasury Bond, 3.000%, 2/15/2048	1,145
4,000	U.S. Treasury Bond, 3.000%, 2/15/2049	4,597
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,346
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,371
1,000	U.S. Treasury Bond, 4.500%, 2/15/2036	1,339
9,000	U.S. Treasury Note, 0.375%, 11/30/2025	8,845
4,000	U.S. Treasury Note, 1.250%, 3/31/2028	3,988
9,000	U.S. Treasury Note, 2.125%, 12/31/2022	9,298

		44,265

	Wireless – 0.0%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,347

	Wirelines – 0.0%
1,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.298%, 5/15/2025(c)	1,024

	Total Bonds and Notes (Identified Cost $163,995)	162,396

Shares	Description	Value (†)
Exchange-Traded Funds – 8.5%
4,617	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $317,084)	$360,542

Affiliated Mutual Funds – 25.8%
6,245	Mirova Global Green Bond Fund, Class N	65,638
28,773	Mirova International Sustainable Equity Fund, Class N	412,895
10,847	WCM Focused Emerging Markets Fund, Institutional Class	217,582
14,949	WCM Focused International Growth Fund, Institutional Class	391,360

	Total Affiliated Mutual Funds (Identified Cost $961,763)	1,087,475

Principal Amount
Short-Term Investments – 2.8%
$ 118,028	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2021 at 0.000% to be repurchased at $118,028 on 5/03/2021 collateralized by $120,900 U.S. Treasury Note, 0.125% due 4/30/2023 valued at $120,796 including accrued interest(d) (Identified Cost $118,028)	118,028

	Total Investments – 101.1% (Identified Cost $3,534,246)	4,264,747
	Other assets less liabilities – (1.1)%	(47,806)

	Net Assets – 100.0%	$4,216,941

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of April 30, 2021 is disclosed.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2021, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$57,185	$14,229	$4,467	$159	$(1,468)	$65,638	$345
Mirova International Sustainable Equity Fund, Class N	356,124	70,801	35,289	11,039	10,220	412,895	4,465
WCM Focused Emerging Markets Fund, Institutional Class	188,138	55,050	26,857	4,115	(2,864)	217,582	—
WCM Focused International Growth Fund, Institutional Class	337,577	68,438	39,554	7,194	17,705	391,360	—

	$939,024	$208,518	$106,167	$22,507	$23,593	$1,087,475	$4,810

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,536,306	$—	$—	$2,536,306
Bonds and Notes*	—	162,396	—	162,396
Exchange-Traded Funds	360,542	—	—	360,542
Affiliated Mutual Funds	1,087,475	—	—	1,087,475
Short-Term Investments	—	118,028	—	118,028

Total	$3,984,323	$280,424	$—	$4,264,747

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2021 (Unaudited)

Equity	92.9%
Fixed Income	5.4
Short-Term Investments	2.8

Total Investments	101.1
Other assets less liabilities	(1.1)

Net Assets	100.0%